Income Taxes - Significant Components of Deferred Tax Assets (Detail) (AUD)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Operating loss carry forwards	12,514,104	18,788,802
Unamortized capital raising cost	(1,366,548)	115,185
Depreciation and amortization	1,652,825	1,294,282
Asset retirement obligations	345,519	764,978
Employee entitlements	401,074	394,181
Other	3,489,477	2,055,885
Total deferred tax assets	17,036,451	23,413,313
Valuation allowance for deferred tax assets	(17,036,451)	(23,413,313)
Net deferred tax asset	0	0